Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Information

3. Supplemental Cash Flow Information

Non-cash modifications of certain mortgage loans and fixed income securities totaled $22 thousand, $5.0 million and $12.0 million in 2014, 2013 and 2012, respectively.

Liabilities for collateral received in conjunction with the Company’s securities lending program were $101.1 million, $62.6 million and $59.8 million as of December 31, 2014, 2013, and 2012, respectively, and are reported in other liabilities and accrued expenses. The accompanying cash flows are included in cash flows from operating activities in the Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

($ in thousands)	2014	2013	2012
Net change in proceeds managed
Net change in short-term investments	$(38,485)	$(2,838)	$1,325

Operating cash flow (used) provided	$(38,485)	$(2,838)	$1,325

Net change in liabilities
Liabilities for collateral, beginning of year	$(62,610)	$(59,772)	$(61,097)
Liabilities for collateral, end of year	(101,095)	(62,610)	(59,772)

Operating cash flow provided (used)	$38,485	$2,838	$(1,325)